Recent and Pending Acquisitions - J.P. Turner (Details) (USD $)	12 Months Ended					0 Months Ended			0 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 JP Turner & Company, LLC	Dec. 31, 2012 JP Turner & Company, LLC	Jun. 12, 2014 Subsequent Event JP Turner & Company, LLC	Jun. 30, 2014 Subsequent Event JP Turner & Company, LLC	Jun. 12, 2014 Subsequent Event JP Turner & Company, LLC	Jun. 12, 2014 Subsequent Event JP Turner & Company, LLC Common Class A	Jun. 12, 2014 Subsequent Event JP Turner & Company, LLC Common Class A
Business Acquisition [Line Items]
Business acquisition, equity interest issued, number of shares									239,362
Contingent consideration	$ 2,180,000	[1]	$ 0					$ 7,600,000		$ 3,200,000
Minimum performance hurdle						8.00%
Performance Annual Dollar Cap						2,500,000
Earn-out contingency based on acquiree's future revenues						50.00%			50.00%
Liabilities arising from contingencies, amount Recognized							12,700,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash								10,171,000
Receivables								712,000
Property and equipment								232,000
Prepaid expenses								892,000
Notes receivable								1,660,000
Other assets								2,171,000
Accounts payable								(1,710,000)
Accrued expenses								(8,543,000)
Other liabilities								(656,000)
Total fair value excluding goodwill and intangible assets								4,929,000
Goodwill	79,986,000	[1]	0					11,265,000
Intangible assets								14,200,000
Total consideration								30,394,000
Business Combination, Consideration Transferred [Abstract]
Cash paid by the Company						12,786,000
Stock issued by the Company						4,860,000
Contingent and deferred consideration						12,748,000
Total adjusted purchase price						30,394,000
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	2,682,500,000		1,834,300,000	57,800,000	63,200,000
Loss before taxes				$ (5,000,000)	$ (300,000)

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.